Non-current assets of disposal groups classified as held for sale (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	$ 167,851	$ 2,952,282
Land [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale		2,357,031
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale		591,128
Machinery [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	$ 167,851	$ 4,123